Segments and Entity-Wide Information (Schedule of revenues by geographic area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 429,234	$ 315,375	$ 320,909
Total long-lived assets	[1]	100.00%	100.00%
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 133,772	$ 67,773	63,455
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		132,556	149,510	141,959
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		117,135	47,425	43,256
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		29,282	41,118	54,741
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 16,489	$ 9,549	$ 17,498
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		66.00%	66.00%
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		29.00%	31.00%
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		5.00%	3.00%

[1]	Long-lived assets are comprised of property, plant and equipment, net, and intangible assets excluding goodwill